Allowance for Loan Losses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Loan SecurityLoan	Dec. 31, 2019 USD ($) Contract SecurityLoan	Dec. 31, 2018 USD ($) Contract SecurityLoan
Accounts Notes And Loans Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	3 years
Allowance for loan losses	$ 25,028,000	$ 14,767,000
Provision for loan losses	$ 10,112,000	1,035,000	$ 780,000
Percentage of eligible paycheck protection program loan	100.00%
Number of days past due for loans to be considered as nonperforming	90 days
Reasonable period for nonperforming TDRs to be returned to performing status	6 months
Number of days reaching where loans are considered for nonaccrual status	90 days
Conditions where loans are considered for nonaccrual status	A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans	$ 536,000	571,000	587,000
Interest income on nonaccrual loans recognized on cash basis	477,000	$ 379,000	$ 360,000
Loans modified as troubled debt restructuring	$ 0
Defaulted loans | SecurityLoan	0	0	0
Impaired loans	greater than $350
Number of loans modified | Contract		1	2
Foreclosed assets	$ 31,000	$ 0
Allowance for loan losses recorded for acquired loans	0	0
Residential Mortgage [Member]
Accounts Notes And Loans Receivable [Line Items]
Residential mortgages in process of foreclosure	741,000	1,022,000
Commercial and Agriculture [Member]
Accounts Notes And Loans Receivable [Line Items]
Provision for loan losses	604,000	500,000	$ 265,000
Loans modified as troubled debt restructuring	$ 431,283,000
Number of loans modified | Loan	813
Commercial and Agriculture [Member] | Second Modifications [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans modified as troubled debt restructuring	$ 73,786,000
Number of loans modified | Loan	55
TDRs [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan losses	$ 35,000	$ 91,000	$ 141,000